ARBITRATION SETTLEMENT RESERVE	6 Months Ended
Jun. 30, 2018
Loss Contingency [Abstract]
ARBITRATION SETTLEMENT RESERVE

NOTE 15 – ARBITRATION SETTLEMENT RESERVE

On May 8, 2018, H2, LLC (“H2”) and the Company executed a letter of intent formalizing the intent to enter into a joint venture. The parties subsequently made advances in anticipation of formalizing the joint venture through a definitive agreement. However, the joint venture was never formalized, and the letter of intent was terminated pursuant to its terms. Under the terms of the provisions in the letter of intent that survived its termination, the Company has the option to either provide H2 with 25% of the industrial hemp seeds purchased with $650,000 advanced by H2, or to refund the $650,000 advanced by H2. Pursuant to another provision in the letter of intent that survived termination, disputes are to be resolved via arbitration in Denver, Colorado. The parties are currently negotiating to resolve the dispute. Although the actual result of negotiations or of arbitration are not presently determinable with certainty, we have established an arbitration settlement reserve in the amount of $650,000, which we believe is the maximum amount that H2 might be awarded in arbitration.